Income Taxes - Summary of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
United States	$ 9,048
Foreign	247
Income before income taxes	$ 9,295	$ 17,820	$ 18,125